UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.5%
AUSTRALIA 12.3%
REAL ESTATE
DIVERSIFIED 5.1%
BGP Holdings PLC (EUR)(a),(b)	56,622,235	$803,381
Dexus Property Group	3,213,849	23,989,060
Ingenia Communities Group	3,194,043	6,613,072
		31,405,513
INDUSTRIALS 2.9%
Goodman Group	2,997,833	17,727,260

OFFICE 1.0%
Investa Office Fund	1,677,891	6,089,064

RETAIL 1.8%
Scentre Group	3,388,897	11,107,309

SELF STORAGE 1.5%
National Storage REIT	8,539,836	9,329,938
TOTAL AUSTRALIA		75,659,084

AUSTRIA 2.0%
REAL ESTATE—DIVERSIFIED
BUWOG AG	493,117	12,441,251

BELGIUM 1.5%
REAL ESTATE
RESIDENTIAL 1.0%
Aedifica SA	83,089	6,258,823

SELF STORAGE 0.5%
Warehouses De Pauw SCA	34,145	3,179,251
TOTAL BELGIUM		9,438,074

CANADA 3.2%
REAL ESTATE
OFFICE 1.9%
Allied Properties REIT	425,289	11,541,662

RETAIL 1.3%
Smart Real Estate Investment Trust	337,477	8,290,690
TOTAL CANADA		19,832,352

	Number of Shares	Value
FRANCE 7.0%
REAL ESTATE
DIVERSIFIED 2.8%
Gecina SA	123,883	$16,810,543

RETAIL 4.2%
Klepierre	668,240	25,991,543
TOTAL FRANCE		42,802,086

GERMANY 11.2%
REAL ESTATE
DIVERSIFIED 1.9%
TLG Immobilien AG	592,643	11,547,707

OFFICE 2.0%
Alstria Office REIT AG	990,530	12,120,317

RESIDENTIAL 7.3%
ADO Properties SA, 144A(c)	204,691	7,341,408
Deutsche Wohnen AG	915,534	30,145,583
LEG Immobilien AG	95,264	7,809,066
		45,296,057
TOTAL GERMANY		68,964,081

HONG KONG 15.5%
REAL ESTATE
DIVERSIFIED 12.0%
Cheung Kong Property Holdings Ltd.	3,993,000	26,897,452
Hang Lung Properties Ltd.	6,534,000	16,983,439
Sun Hung Kai Properties Ltd.	2,017,627	29,648,460
		73,529,351
RETAIL 3.5%
Link REIT	3,097,000	21,698,726
TOTAL HONG KONG		95,228,077

JAPAN 24.7%
REAL ESTATE
DIVERSIFIED 14.9%
Activia Properties	1,976	9,424,737
Mitsubishi Estate Co., Ltd.	617,307	11,256,024
Mitsui Fudosan Co., Ltd.	1,603,597	34,195,089
Mori Hills REIT Investment Corp.	6,504	8,716,400
Sumitomo Realty & Development Co., Ltd.	501,000	12,987,389

	Number of Shares	Value
Tokyo Tatemono Co., Ltd.	1,140,300	$15,036,023
		91,615,662
OFFICE 4.6%
Daiwa Office Investment Corp.	1,745	8,918,575
Kenedix Office Investment Corp.	1,866	10,995,204
Nippon Building Fund	1,526	8,347,561
		28,261,340
RESIDENTIAL 2.6%
Daiwa House REIT Investment Corp.	4,681	12,168,161
Japan Rental Housing Investments	5,485	4,025,191
		16,193,352
RETAIL 2.6%
AEON REIT Investment Corp.	4,200	4,662,894
Japan Retail Fund Investment Corp.	5,576	10,938,637
		15,601,531
TOTAL JAPAN		151,671,885

NORWAY 1.2%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)	692,061	7,556,395

SINGAPORE 2.2%
REAL ESTATE
DIVERSIFIED 0.5%
Keppel DC REIT	3,614,400	3,100,604

HEALTH CARE 1.1%
Parkway Life Real Estate Investment Trust	3,794,300	6,835,355

RETAIL 0.6%
CapitaLand Mall Trust	2,577,700	3,630,174
TOTAL SINGAPORE		13,566,133

SPAIN 2.5%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA	527,645	7,582,150
Merlin Properties Socimi SA	686,704	7,677,393
		15,259,543
SWEDEN 1.3%
REAL ESTATE—DIVERSIFIED
Atrium Ljungberg AB	310,780	4,730,728

		Number of Shares	Value
Fastighets AB Balder, Class B(b)		148,825	$3,105,832
			7,836,560
UNITED KINGDOM 12.9%
REAL ESTATE
DIVERSIFIED 1.0%
LondonMetric Property PLC		3,232,972	6,472,846

HEALTH CARE 1.7%
Assura PLC		14,326,012	10,383,536

INDUSTRIALS 4.8%
Segro PLC		4,245,397	24,265,551
Tritax Big Box REIT PLC		2,742,563	4,968,685
			29,234,236
OFFICE 0.7%
Workspace Group PLC		455,690	4,481,834

RESIDENTIAL 1.3%
UNITE Group PLC/The		1,022,840	8,156,854

RETAIL 0.5%
Capital & Regional PLC		4,734,526	3,321,858

SELF STORAGE 2.9%
Big Yellow Group PLC		1,565,568	14,328,764
Safestore Holdings PLC		688,846	3,270,980
			17,599,744
TOTAL UNITED KINGDOM			79,650,908
TOTAL COMMON STOCK (Identified cost—$567,041,388)			599,906,429

SHORT-TERM INVESTMENTS 2.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(d)		15,800,000	15,800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$15,800,000)			15,800,000
TOTAL INVESTMENTS (Identified cost—$582,841,388)	100.1%		$615,706,429
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(736,773)
NET ASSETS	100.0%		$614,969,656

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.1% of the net assets of the Fund.

(b) Non-income producing security.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $14,897,803 or 2.4% of the net assets of the Fund, of which 0.0% are illiquid.

(d) Rate quoted represents the annualized seven-day yield of the fund.

Sector Summary	% of Net Assets
Diversified	44.0
Retail	14.5
Residential	12.2
Office	11.4
Industrials	7.7
Self Storage	4.9
Health Care	2.8
Other	2.5
100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$75,659,084	$74,855,703	$—	$803,381	(a)
Other Countries	524,247,345	524,247,345	—	—
Short-Term Investments	15,800,000	—	15,800,000	—
Total Investments(b)	$615,706,429	$599,103,048	$15,800,000	$803,381

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - Australia
Balance as of December 31, 2016	$3,123,219
Sales(a)	(2,532,749)
Realized gain (loss)(a)	2,532,749
Change in unrealized appreciation (depreciation)(a)	(2,319,838)
Balance as of March 31, 2017	$803,381

(a) Amount represents proceeds received as part of a liquidating distribution from BGP Holdings PLC and is included in change in unrealized appreciation (depreciation).

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $212,911.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable	Input
	at March 31, 2017	Technique	Inputs	Values
Common Stock - Australia	$803,381	Estimated Distributions Less Discount Rate	Discount Rate	20.00%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock - Australia is a discount rate to reflect the uncertainty regarding the amount and timing of distributions. Significant increases (decreases) in these inputs may result in a materially lower (higher) fair value measurement.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.  Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$582,841,388
Gross unrealized appreciation	$50,587,789
Gross unrealized depreciation	(17,722,748)
Net unrealized appreciation (depreciation)	$32,865,041

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017